LOAN AGREEMENTS (Details 3)	Jun. 30, 2016 USD ($)
SOSV Investments, LLC [Member]
Debt Instrument [Line Items]
Note payable - SOS due after one year	$ 1,000,000	[1]

[1]	The SOS Note matures on June 30, 2019 and has an interest rate of 6.0% due at maturity.